Restricted Cash (Details Textual) $ in Thousands, $ in Millions	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Restricted Cash [Line Items]
Restricted cash in escrow		$ 12,570	$ 0
Non-current restricted cash		115,012	0
Jerritt Canyon [Member]
Disclosure Of Restricted Cash [Line Items]
Restricted cash in escrow		12,600
Nevada Division of Environmental Protection bond [Member]
Disclosure Of Restricted Cash [Line Items]
Non-current restricted cash		39,727	0
Chartis Commutation Account [Member]
Disclosure Of Restricted Cash [Line Items]
Non-current restricted cash		27,275	0
SAT Primero tax dispute [Member]
Disclosure Of Restricted Cash [Line Items]
Non-current restricted cash	$ 989.9	$ 48,000	$ 0